UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

7/31

Date of reporting period:7/31/08

Item 1.  Reports to Stockholders.

BILTMORE INDEX ENHANCING FUND

BILTMORE MOMENTUM/DYNAMIC ETF FUND

Annual Report

July 31, 2008

1-866-722-1677

Distributed by Aquarius Fund Distributors, LLC

Member FINRA/SIPC

TO SHAREHOLDERS OF THE BILTMORE FUNDS

July 31, 2008

Performance and Reflections

In the last twelve months leading up to July 31, 2008, the Biltmore Enhanced Index Fund outperformed the S & P 500® Index [“S&P 500”], against which it is currently benchmarked. The quantitative models underlying the portfolio continued to produce satisfying result under the tumultuous market environment.   Since the inception of the Fund on September 29, 2006, the Fund’s Class A shares gained 1.23% [excluding the effect of sales charges] while the S&P 500 lost 0.92%. In the twelve months prior to July 31, 2008, the Fund’s Class A shares lost 9.03% [excluding the effect of sales charges] versus the loss of 11.09% for the S&P 500. In the last six months, the Fund’s Class A shares retreated by 4.62% [excluding the effect of sales charges] compared to the loss of 7.08% for the S&P 500.  In the last 3 months, the Fund’s Class A shares lost 5.78% [excluding the effect of sales charges] compared to the loss of 8.02% for the S&P 500.

The Biltmore Momentum / Dynamic ETF Fund was launched on January 22, 2008. Since the inception of the Fund on January 22, 2008, the Fund’s Class A shares lost 3.40% [excluding the effect of sales charges] while the S&P 500 lost 2.22%.   Over the last six months, the Fund’s Class A shares retreated by 3.40% [excluding the effect of sales charges] compared to the loss of 7.08% for the S&P 500.  In the last 3 months, the Fund’s Class A shares lost 2.13% [excluding the effect of sales charges] compared to the loss of 8.02% for the S&P 500.

The data of 3, 5 and 10 years’ performance was not available for both the Biltmore Enhanced Index Fund and the Biltmore Momentum Dynamic ETF Fund because the Funds were launched less than 3 years ago.

The market has been struggling since the start of 2008 due to deteriorating credit conditions. The financial sector was among the worst performers with the energy and material sectors performing well. The housing sector showed some positive signs but the bottom may not have been reached. At this stage, the market is anxiously looking for direction, which may still be elusive in the near future.

Portfolio Thoughts

The effectiveness of the investment process should prove itself over time. However, in the short term, market dislocation and fleeting market sentiment may make any thoughtful strategy futile.  On one hand, we adhere to our investment process in order to be consistent; on the other, we continue to adjust model metrics to be more preemptive to the market changes. Part of this constant review/refinement process includes balancing between the momentum effect and the mean reversion effect.  We respect market efficiency to some degree, but we do not like to be overwhelmed by market overreaction. Therefore, we pay attention to unintended deviation from the market in terms of the concentration of individual positions, style, size and industry.

Further, we would like shareholders to know that the Biltmore funds do not aim to follow trend even though market trends may help the funds to outperform at times.  In our opinion, a consistent yet flexible methodology helps the fund to achieve its long-term objective.

Economic Outlook

The economic stimulus payment boosted the Q2 economy. The second quarter GDP was revised higher to a 3.3 percent annualized rate from an initial estimate of 1.9 percent. Meanwhile, net exports to foreign trade partners were improving under the constraint of high oil import price. More enthusiastic data came from a U.S. Department of Commerce durable goods report as spending on big-ticket items rose by a healthier-than-expected 1.3 percent in July. Consumer sentiment began to edge higher after reaching a 28-year low in June. Consumers continued to tap various revolving credit sources other than home equity lines.

However, some gloom still hangs over the near-term economic outlook.  The labor market continues to weaken. The unemployment rate is above 6.1%, and has escalated fears that the economy is possibly headed for recession. The mortgage spread was still hovering far above the historical average. The jumbo mortgage spread has been widening over the last few months. The inter-bank lending spread also remained wide, which will continue to inhibit credit creation and growth. With more rigorous lending practices across the financial industry, total commercial bank credit has been declining.  This could not only inhibit big businesses activities, but also prevent medium and small businesses from borrowing. Even with more talk of a housing recovery, it is likely to be a long and tough road upward. Current house inventories are still high and new home sales continue to hold close to 515,000 units (annualized) since March. Foreclosure filings continue to edge up. Several economists and Fed officials still expect to see more downside risk from the housing industry.

All in all, we think that the economy is still fundamentally shaky. We may see inflation expectations decrease in the near future; however, the economy itself could experience more turmoil before positive momentum returns and can be sustained.

In terms of the market itself, we saw multiple corrections recently. The price of oil corrected to around $100 from the peak of $140 per barrel while deep valued stocks such as Financials improved from their recent slump. As of July 28, about 45% of the S&P 500 companies had reported Q2 earnings. In total, earnings were down 22% from Q2 of one year ago, due largely to a 97% decline from Financials. Excluding Financials, S&P company net income was up around 8% year-over-year. The result may support a broad market rally in the short-term. However, the credit markets remain in a tenuous situation with credit spreads widening. We still see much uncertainty caused by the same structural problems in the current economy, namely inflation, housing and employment. We still continue to believe that market fluctuation will cause more downside risk in the near term and we are appropriately attempting to lessen volatility, where possible, in all portfolios

Concluding Thoughts

Investment is the accumulation of wealth in the long run. However, market fluctuations makes investment look like a game of nominal price change. We encourage our shareholders look beyond the current turmoil and focus on what we hope to achieve in the long run through investment.  While, we know that downside risk may be a great challenge we are doing what can be done to control the risk in portfolio construction, ever monitoring/adjusting the process all the while positioning the funds for the future growth.

                                                                            Very truly yours,

               Gil Greer

Note: The S&P 500 Index is a market capitalization-weighted measure of 500 widely held common stocks.   Please note, an investor may not invest directly in an index.

The performance presented represents past performance and is not a guarantee of future results. Total return assumes reinvestment of dividends and capital gain distribution. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than their original cost. The total annual operating expense ratio may vary in future years. The total annual operating expense ratio for the Biltmore Index Enhancing Fund’s Class A shares (before fee waivers/expense reimbursements) as stated in the fee table to the Fund's prospectus dated December 1, 2007 was 2.06%.  The net annual operating expense ratio (after fee waivers/expense reimbursements) was 1.76% for the same period.  The level of fee waivers/expense reimbursements is mandated by contract through November 30, 2008.   [An updated total annual operating expenses figure will appear in the Fund’s next prospectus update.   This figure will be derived from financial highlight table presented in this report.]   The total annual operating expense ratio for the Biltmore Index Enhancing Fund’s Class C shares (before fee waivers/expense reimbursements) as stated in the fee table to the Fund's prospectus dated August 1, 2006 was 2.81%.  The net annual operating expense ratio (after fee waivers/expense reimbursements) was 2.51% for the same period.  The level of fee waivers/expense reimbursements is mandated by contract through November 30, 2008. [An updated total annual operating expenses figure will appear in the Fund’s next prospectus update.   This figure will be derived from financial highlight table presented in this report.]   The total annual operating expense ratio for the Biltmore Momentum / Dynamic ETF Fund’s Class A shares (before fee waivers/expense reimbursements) as stated in the fee table to the Fund's prospectus dated December 1, 2007 was 2.33%.  The net annual operating expense ratio (after fee waivers/expense reimbursements) was 2.30% for the same period.  The level of fee waivers/expense reimbursements is mandated by contract through November 30, 2008.   [An updated total annual operating expenses figure will appear in the Fund’s next prospectus update.   This figure will be derived from financial highlight table presented in this report.] Current performance may be higher or lower than the performance quoted.   The funds charge a fee of 2.00% on redemption of shares held less than 1 year.   The performance figures stated above do not reflect the deduction of these fees.   Sales of Class A and Class C shares are subject to sales charges of 4.75% and 1.00%, respectively.    The performance figures stated above do not reflect the deduction of these fees/sales charges.   Had such fees been deducted, performance figures would have been lower.   For performance information current to the most recent month-end, please call toll free 1-866-722-1677.

Investors should consider the investment objectives, risks, charges and expenses of the Biltmore Funds carefully before investing.  The prospectus contains this and other information about the funds and should be read carefully before investing.  A prospectus for these funds can be obtained by calling 866-722-1677.

The Biltmore Funds are distributed by Northern Lights Distributors, LLC.  Member FINRA/SIPC

0981-NLD-10/1/2008

The Biltmore Index Enhancing Fund

PORTFOLIO REVIEW

July 31, 2008 (Unaudited)

The Fund’s performance figures* for the period ending July 31, 2008, compared to its benchmarks:

	One Year	Inception** - July 31, 2008
The Biltmore Index Enhancing Fund – Class A	-9.03%	1.23%
The Biltmore Index Enhancing Fund – Class A with load	-13.36%	-1.43%
The Biltmore Index Enhancing Fund – Class C	-9.60%	0.68%
The Biltmore Index Enhancing Fund – Class C with load	-10.49%	0.13%
S&P 500 Total Return Index	-11.09%	-0.92%
Russell 3000 Total Return Index	-10.32%	-0.33%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   For performance information current to the most recent month-end, please call 1-866-722-1677.

** Inception date is September 29, 2006 for Class A and Class C shares.

The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets
Chemicals	11.78%
Equity Fund-Exchange Traded Funds	10.16%
Computers	6.95%
Oil & Gas	6.78%
Semiconductors	5.00%
Telecommunications	4.45%
Pharmaceuticals	4.31%
Healthcare Products	3.74%
Retail	3.28%
Oil & Gas Service	2.81%
Other, Cash & Cash Equivalents	40.74%
100.00%

The Biltmore Momentum/Dynamic ETF Fund

PORTFOLIO REVIEW

July 31, 2008 (Unaudited)

The Fund’s performance figures* for the period ending July 31, 2008, compared to its benchmarks:

Inception** - July 31, 2008
The Biltmore Momentum/Dynamic ETF Fund – Class A	-3.40%
The Biltmore Momentum/Dynamic ETF Fund – Class A with load	-8.00%
S&P 500 Total Return Index	-2.22%
Russell 3000 Total Return Index	-0.84%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   For performance information current to the most recent month-end, please call 1-866-722-1677.

** Inception date is January 22, 2008 for Class A shares.

The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets
Equity Funds	35.41%
Asset Allocation Funds	21.12%
Debt Funds	20.57%
Commodity Funds	12.44%
Other, Cash & Cash Equivalents	10.46%
100.00%

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS
July 31, 2008
	Shares			Value
			COMMON STOCKS - 96.51%
			AEROSPACE & DEFENSE - 1.28%
	4,202		Lockheed Martin Corp.	$ 438,395

			AGRICULTURE - 0.83%
	5,409		UST, Inc.	284,567

			APPAREL - 0.28%
	629		Deckers Outdoor Corp. *	71,083
	872		True Religion Apparel, Inc. *	22,532
	80		Warnaco Group, Inc. *	3,356
				96,971

			AUTO PARTS & EQUIPMENT - 0.69%
	14,013		Superoir Industries International, Inc.	236,680

			BANKS - 1.20%
	2,936		Bank of America Corp.	96,594
	27,138		First Bancorp Puerto Rico	237,457
	1,070		PNC Financial Services Group, Inc.	76,280
				410,331

			BEVERAGES - 2.66%
	3,618		Anheuser-Busch Cos, Inc.	245,156
	1,977		Coca-Cola Co.	101,815
	8,469		PepsiCo, Inc.	563,697
				910,668

			CHEMICALS - 11.78%
	667		Agrium, Inc.	58,696
	525		Arch Chemicals, Inc.	16,852
	234		CF Industries Holdings, Inc.	38,250
	5,585		Mosaic Co. *	710,468
	2,272		NewMarket Corp.	140,319
	7,889		Potash Corp. of Saskatchewan	1,611,486
	3,987		Rohm & Haas Co.	299,025
	15,356		RPM International, Inc.	314,798
	11,814		Sensient Technologies Corp.	367,652
	7,805		Sigma-Aldrich Corp.	474,076
				4,031,622

			COMMERCIAL SERVICES - 0.24%
	166		Parexel International Corp. *	4,852

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008
	Shares			Value
			COMMERCIAL SERVICES - 0.24% (Continued)
	1,751		Quanta Services, Inc. *	$ 54,071
	619		Team, Inc. *	22,600
				81,523

			COMPUTERS - 6.95%
	2,907		Apple, Inc. *	462,068
	2,363		International Business Machines Corp.	302,417
	11,056		Research In Motion Ltd. *	1,357,898
	8,877		Western Digital Corp. *	255,569
				2,377,952

			COSMETICS/PERSONAL CARE - 0.01%
	103		Estee Lauder Cos., Inc.	4,542

		#	DISTRIBUTION/WHOLESALE - 0.29%
	819		Fastenal Co.	40,016
	2,947		LKQ Corp.*	60,413
				100,429

			DIVERSIFIED FINANCIAL SERVICES - 1.65%
	18,659		Janus Capital Group, Inc.	566,114

			ELECTRIC - 0.39%
	1,422		Dominion Resources VA, Inc.	62,824
	147		FirstEnergy Corp.	10,812
	1,310		PPL Corp.	61,518
				135,154

			ELECTRICAL COMPONENTS & EQUIPMENT - 0.23%
	1,502		Emerson Electric Co.	73,147
	72		General Cable Corp.	4,149
				77,296

			ELECTRONICS - 2.73%
	6,834		Applied Biosystems, Inc.	252,380
	3,283		Axsys Technologies, Inc. *	241,104
	2,660		Flir Systems, Inc. *	108,368
	1,076		II-VI, Inc. *	41,383
	917		Multi-Fineline Electronix, Inc. *	24,466
	1,508		Plexus Corp. *	42,978
	3,301		Waters Corp. *	224,270
				934,949

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008
	Shares			Value
			ENGINEERING & CONSTRUCTION - 2.09%
	3,943		Foster Wheeler Ltd. *	$ 223,844
	809		Jacobs Engineering Group, Inc. *	62,568
	8,967		McDermott International, Inc. *	427,457
				713,869

			EQUITY FUND-EXCHANGE TRADED FUND - 10.16%
	40,278		iShares MSCI Pacific ex-Japan Index Fund	1,742,023
	33,801		SPDR DJ EURO STOXX 50 Fund	1,732,977
				3,475,000

			FOOD - 0.20%
	64		Campbell Soup Co.	2,328
	2,963		Fresh Del Monte Produce, Inc. *	62,460
	61		Sanderson Farms, Inc.	2,424
				67,212

			FOREST PRODUCTS & PAPER - 0.23%
	1,586		Plum Creek Timber Co., Inc.	77,270

			GAS - 0.97%
	19,453		NiSource, Inc.	332,257

			HAND/MACHINE TOOLS - 0.31%
	773		K-Tron International, Inc. *	107,285

			HEALTHCARE-PRODUCTS - 3.74%
	308		Baxter International, Inc.	21,132
	361		Bruker BioSciences Corp. *	4,989
	3,115		CR Bard, Inc.	289,197
	2,245		Intuitive Surgical, Inc. *	698,846
	3,050		Meridian Bioscience, Inc.	79,330
	68		Natus Medical, Inc. *	1,578
	1,559		SurModics, Inc. *	65,618
	1,735		Zimmer Holdings, Inc. *	119,559
				1,280,249

			HEALTHCARE - SERVICES - 0.59%
	3,170		Amedisys, Inc. *	203,260

			INSURANCE - 2.47%
	7,043		AON Corp.	322,569
	8,222		Chubb Corp.	394,985

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008
	Shares			Value
			INSURANCE - 2.47% (Continued)
	2,187		Torchmark Corp.	$ 126,955
				844,509

			INTERNET - 1.67%
	201		Baidu.com *	69,777
	7,411		Cybersource Corp. *	131,545
	1,184		eResearch Technology, Inc. *	17,239
	151		Google, Inc. *	71,536
	240		Imergent, Inc.	2,568
	2,880		NetFlix, Inc. *	88,963
	1,585		priceline.com Inc. *	182,196
	190		VeriSign, Inc. *	6,183
				570,007

			IRON/STEEL - 2.30%
	2,485		Cleveland-Cliffs, Inc.	269,399
	4,478		Nucor Corp.	256,231
	884		Olympic Steel, Inc.	44,951
	104		Reliance Steel & Aluminum Co.	6,569
	6,581		Steel Dynamics, Inc.	208,486
				785,636

			LEISURE TIME - 0.22%
	2,628		WMS Industries, Inc. *	74,057

			MACHINERY-CONTRUCTION/ MINING - 0.90%
	1,877		Bucyrus International, Inc.	131,409
	2,441		Joy Global, Inc.	176,289
				307,698

			MACHINERY-DIVERSIFIED - 1.86%
	911		Chart Industries, Inc. *	48,210
	1,052		Cummins, Inc.	69,790
	105		DXP Enterprises, Inc. *	5,023
	1,741		Flowserve Corp.	232,145
	406		Gardner Denver, Inc. *	18,514
	544		Gorman-Rupp Co. (The)	24,230
	922		Lindsay Corp.	85,073
	3,006		Robbins & Myers, Inc.	152,615
				635,600

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008
	Shares			Value
			MEDIA - 0.45%
	1,957		DIRECTV Group, Inc. *	$ 52,878
	3,340		Walt Disney Co.	101,369
				154,247

			METAL FABRICATE/HARDWARE - 0.88%
	455		Ampco-Pittsburgh Corp.	19,783
	943		CIRCOR International, Inc.	56,165
	1,133		Dynamic Materials Corp.	37,310
	3,632		Sims Group Ltd.	112,919
	1,784		Sun Hydraulics Corp.	73,501
				299,678

			MINING - 2.37%
	4,573		BHP Billiton Ltd.	341,420
	1,737		Compass Minerals International, Inc.	131,317
	2,270		Hecla Mining Co. *	20,839
	2,738		PAN American Silver Corp. *	84,741
	8,382		Southern Copper Corp.	232,852
				811,169

			MISCELLANEOUS MANUFACTURERS - 0.82%
	318		Ameron International Corp.	41,114
	2,645		Koppers Holdings, Inc.	114,290
	2,009		Parker Hannifin Corp.	123,915
				279,319

			OIL & GAS - 6.78%
	3,109		Apache Corp.	348,737
	515		Arena Resources, Inc. *	21,069
	249		Atlas America, Inc.	9,223
	377		Berry Petroleum Co.	16,226
	875		Devon Energy Corp.	83,029
	407		Diamond Offshore Drilling, Inc.	48,555
	7,531		ENSCO International, Inc.	520,693
	829		EOG Resources, Inc.	83,339
	7,413		Exxon Mobil Corp.	596,228
	842		Hess Corp.	85,379
	3,504		Murphy Oil Corp.	279,374
	141		Patterson-UTI Energy, Inc.	4,007
	1,880		Pioneer Drilling Co. *	29,873
	996		Questar Corp.	52,668
	673		Quicksilver Resources, Inc. *	17,606

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008
	Shares			Value
			OIL & GAS - 6.78% (Contnued)
	1,883		Noble Corp.	$ 97,671
	2,140		Warren Resources, Inc. *	24,995
				2,318,672

			OIL & GAS SERVICES - 2.81%
	187		Core Laboratories NV *	24,237
	870		Gulf Island Fabrication, Inc.	38,584
	8,597		Halliburton Co.	385,318
	548		Lufkin Industries, Inc.	48,882
	2,985		National Oilwell Varco, Inc. *	234,711
	1,530		Schlumberger Ltd.	155,448
	599		Smith International, Inc.	44,554
	872		Superior Well Services, Inc. *	27,695
				959,429

			PACKAGING AND CONTAINERS - 0.63%
	5,114		Owens-Illinois, Inc. *	216,015

			PHARMACEUTICALS - 4.31%
	1,136		Biogen Idec, Inc. *	79,247
	9,724		Express Scripts, Inc. *	685,931
	5,514		Gilead Sciences, Inc. *	297,646
	2,510		Medco Health Solutions, Inc. *	124,446
	2,630		Perrigo Co.	92,655
	4,365		Teva Pharmaceutical Industries Ltd.	195,727
				1,475,652

			PIPELINES - 0.03%
	309		Spectra Energy Corp.*	8,396

			RETAIL - 3.28%
	629		Aeropostale, Inc. *	20,285
	3,237		Autozone, Inc. *	421,749
	1,483		Bed Bath & Beyond, Inc. *	41,272
	2,022		Big Lots, Inc. *	61,590
	757		Buckle, Inc.	38,963
	1,102		GameStop Corp., Class A *	44,642
	509		Gymboree Corp. *	19,037
	389		McDonald's Corp.	23,258
	6,516		Staples, Inc.	146,610
	8,507		Yum! Brands, Inc.	304,721
				1,122,127

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008
	Shares			Value
			SAVINGS & LOANS - 1.44%
	21,538		First Niagara Financial Group, Inc.	$ 301,317
	11,497		New York Community Bancorp, Inc.	191,080
				492,397

			SEMICONDUCTORS - 5.00%
	22,078		Altera Corp.	484,612
	9,887		Applied Materials, Inc.	171,243
	2,007		Cypress Semiconductor Corp. *	54,691
	6,622		Intel Corp.	146,942
	10,029		Linear Technology Corp.	311,400
	7,848		MEMC Electronic Materials, Inc. *	362,656
	2,444		Microchip Technology, Inc.	78,037
	558		Power Integrations, Inc. *	15,245
	5,748		TriQuint Semiconductor, Inc. *	32,361
	2,152		Xilinx, Inc.	53,434
				1,710,621

			SOFTWARE - 1.97%
	6,427		Activision Blizzard, Inc. *	231,243
	107		Concur Technologies, Inc. *	4,411
	1,232		Check Point Software Technologies *	28,127
	83		EPIQ Systems, Inc. *	969
	3,267		IMS Health, Inc.	68,280
	2,788		JDA Software Group, Inc. *	47,591
	9,014		Microsoft Corp.	231,840
	495		Oracle Corp. *	10,657
	814		Phase Forward, Inc. *	14,978
	408		SPSS, Inc. *	13,484
	876		Ultimate Software Group, Inc. *	22,977
				674,557

			TELECOMMUNICATIONS - 4.45%
	559		Comtech Telecommunications Corp. *	27,464
	805		EchoStar Corp. *	25,752
	2,404		Millicom International Cellular SA	186,022
	18,280		Nokia OYJ	499,410
	6,026		Premiere Global Services, Inc. *	91,053
	1,062		QUALCOMM, Inc.	58,771
	2,571		Syniverse Holdings, Inc. *	41,650
	2,214		Telefonica SA	172,316
	11,732		Verizon Communications, Inc.	399,357

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008
	Shares			Value
			TELECOMMUNICATIONS - 4.45% (Continued)
	1,753		Windstream Corp.	$ 20,896
				1,522,691

			TOYS/GAMES/HOBBIES - 1.02%
	9,007		Hasbro, Inc.	348,751

			TRANSPORTATION - 1.35%
	4,639		CH Robinson Worldwide, Inc.	223,600
	1,178		CSX Corp.	79,609
	1,047		Gulfmark Offshore, Inc. *	52,538
	1,812		Kirby Corp. *	86,469
	299		Ryder System, Inc.	19,722
				461,938

			TOTAL COMMON STOCKS (Cost $30,804,985)	33,016,761

			SHORT-TERM INVESTMENTS - 3.65%
	1,249,344		Milestone Treasury Obligation Portfolio - Institutional Class, 1.97%**, 8/1/08
			(Cost $1,249,344)	1,249,344

			TOTAL INVESTMENTS - 100.16% (Cost $32,054,329) (a)	$ 34,266,105
			OTHER ASSETS AND LIABILITIES - (0.16)%	(56,020)
			NET ASSETS - 100.0%	$ 34,210,085

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $32,069,750 and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:	$ 3,952,716
			Unrealized Depreciation:	(1,756,361)
			Net Unrealized Appreciation:	$ 2,196,355

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on July 31, 2008.

	See accompanying notes to financial statements.

Biltmore Momentum/Dynamic ETF Fund
PORTFOLIO OF INVESTMENTS
July 31, 2008
	Shares		Value
		EXCHANGE TRADED FUNDS - 89.54%
		ASSET ALLOCATION FUNDS - 21.12%
	3,425	CurrencyShares Australian Dollar Trust	$ 324,348
	2,071	CurrencyShares Euro Trust	324,236
	3,344	CurrencyShares Japanese Yen Trust *	309,053
	3,360	CurrencyShares Swiss Franc Trust	321,216
	11,054	PowerShares DB US Dollar Index Bearish Fund *	323,440
			1,602,293

		COMMODITY FUNDS - 12.44%
	5,249	iShares S&P GSCI Commodity Indexed Trust *	340,818
	6,331	PowerShares DB Energy Fund *	302,052
	6,468	PowerShares DB Oil Fund *	301,085
			943,955
		DEBT FUNDS - 20.57%
	2,674	iShares iBoxx $ High Yield Corporate Bond Fund	251,089
	2,511	iShares iBoxx Investment Grade Corporate Bond Fund	254,515
	3,207	iShares Lehman 1-3 Year Treasury Bond Fund	266,277
	2,608	iShares Lehman Aggregate Bond Fund	261,869
	2,594	iShares Lehman MBS Fixed-Rate Bond Fund	261,864
	3,418	Vanguard Short-Term Bond ETF	264,758
			1,560,372

		EQUITY FUNDS - 35.41%
	3,395	iShares Dow Jones Transportation Average Index Fund	308,877
	2,935	iShares MSCI Brazil Index Fund	238,439
	7,230	iShares S&P Latin America 40 Index Fund	365,115
	3,372	Market Vectors Steel Index Fund	301,457
	9,493	PowerShares Dynamic Oil & Gas Services Portfolio	280,803
	11,384	SPDR Consumer Staples Select Sector Fund	311,466
	4,368	SPDR S&P Metals & Mining ETF	346,819
	6,349	SPDR S&P Oil & Gas Equipment & Services ETF	278,658
	4,716	SPDR S&P Oil & Gas Exploration & Production ETF	255,041
			2,686,675

	See accompanying notes to financial statements.

Biltmore Momentum/Dynamic ETF Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008
	Shares		Value

		TOTAL EXCHANGE TRADED FUNDS (Cost $6,844,214)	$ 6,793,295

		SHORT-TERM INVESTMENTS - 10.83%
	821,367	Milestone Treasury Obligation Portfolio - Institutional Class, 1.97%, 8/1/08**
		(Cost $821,367)	821,367

		TOTAL INVESTMENTS - 100.37% (Cost $7,665,581) (a)	$ 7,614,662
		OTHER ASSETS AND LIABILITIES - (0.37)%	(27,563)
		NET ASSETS - 100.0%	$ 7,587,099

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,665,581 and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 174,918
		Unrealized Depreciation:	(225,837)
		Net Unrealized Depreciation:	$ (50,919)

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on July 31, 2008.

	See accompanying notes to financial statements.

Biltmore Investment Group
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2008
		Biltmore
		Momentum/
	Biltmore Index	Dynamic ETF
	Enhancing Fund	Fund
ASSETS
Investment securities:
At cost	$ 32,054,329	$ 7,665,581
At value	$ 34,266,105	$ 7,614,662
Dividends and interest receivable	22,008	1,263
Prepaid expenses and other assets	5,844	3,062
TOTAL ASSETS	34,293,957	7,618,987

LIABILITIES
Investment advisory fees payable	18,419	1,179
Administration fees payable	8,110	389
Custody fees payable	9,948	4,999
Transfer agent fees payable	7,331	412
Distribution (12b-1) fees payable	7,493	1,637
Fund accounting fees payable	3,015	801
Compliance officer fees payable	3,244	2,849
Accrued expenses and other liabilities	26,312	19,622
TOTAL LIABILITIES	83,872	31,888
NET ASSETS	$ 34,210,085	$ 7,587,099

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 35,956,423	$ 7,866,661
Undistributed net investment income	48,837	9,297
Accumulated net realized loss from security transactions	(4,006,951)	(237,940)
Net unrealized appreciation (depreciation) of investments	2,211,776	(50,919)
NET ASSETS	$ 34,210,085	7,587,099

See accompanying notes to financial statements.

Biltmore Investment Group
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
July 31, 2008
		Biltmore
		Momentum/
	Biltmore Index	Dynamic ETF
	Enhancing Fund	Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 33,988,668	$ 7,587,099
Shares of beneficial interest outstanding	3,361,965	785,512
Net asset value (Net Assets ÷ Shares Outstanding) and
redemption price per share (a)	$ 10.11	$ 9.66
Maximum offering price per share
(maximum sales charges of 4.75%) (b)	$ 10.61	$ 10.14

Class C Shares:
Net Assets	$ 221,417
Shares of beneficial interest outstanding	22,017
Net asset value (Net Assets ÷ Shares Outstanding) and
redemption price per share (a)	$ 10.06
Maximum offering price per share
(maximum sales charges of 1.00%)	$ 10.16

(a)	Redemptions made within 1 year of purchase may be assessed a redemption fee of 2.00%.
(b) On investments of $100,000 or more, the sales charge/offering price is reduced.

See accompanying notes to financial statements.

Biltmore Investment Group
STATEMENTS OF OPERATIONS
For the Year or Period Ended July 31, 2008
		Biltmore
		Momentum/
	Biltmore Index	Dynamic ETF
	Enhancing Fund	Fund (a)
INVESTMENT INCOME
Dividends (net of foreign
withholding taxes of $2,907 and $0, respectively)	$ 867,992	$ 55,553
Interest	21,436	7,518
TOTAL INVESTMENT INCOME	889,428	63,071

EXPENSES
Investment advisory fees	311,588	28,433
Administrative services fees	58,363	14,953
Distribution (12b-1) fees
Class A	96,748	8,885
Class C	2,491	-
Professional fees	26,826	18,533
Transfer agent fees	30,286	6,827
Accounting services fees	33,097	7,801
Custodian fees	35,615	4,999
Compliance officer fees	8,865	5,120
Printing and postage expenses	2,099	4,501
Registration fees	8,000	1,566
Insurance expense	5,268	-
Trustees' fees and expenses	1,205	3,500
Other expenses	1,938	1,457
TOTAL EXPENSES	622,389	106,575

Less: Fees waived/reimbursed by the Advisor	-	(45,738)
Plus: Recapture of fees waived/reimbursed by the Advisor	41,466	-
NET EXPENSES	663,855	60,837
NET INVESTMENT INCOME	225,573	2,234

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions and foreign currencies	(3,757,118)	(230,877)
Net realized gain from underlying investment companies	6,091	-
Net change in unrealized appreciation (depreciation) of investments	101,370	(50,919)
NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS	(3,649,657)	(281,796)
NET DECREASE IN NET ASSETS
FROM OPERATIONS	$ (3,424,084)	$ (279,562)

(a) Biltmore Momentum/Dynamic ETF Fund commenced operations January 22, 2008.

See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
STATEMENTS OF CHANGES IN NET ASSETS

		For the
	For the	Period Ended
	Year Ended	July 31,
	July 31, 2008	2007 (a)
FROM OPERATIONS
Net investment income	$ 225,573	$ 42,845
Net realized loss from security transactions, foreign currency
transactions and distributions from underlying investment companies	(3,751,027)	(185,154)
Net change in unrealized appreciation (depreciation) of investments	101,370	2,110,406
Net increase (decrease) in net assets resulting from operations	(3,424,084)	1,968,097

FROM DISTRIBUTION TO SHAREHOLDERS
From net investment income:
Class A	(169,371)	(109,281)
Class C	-	(715)
From net realized gains:
Class A	(77,629)	-
Class C	(506)	-
Net decrease in net assets resulting from distributions to shareholders	(247,506)	(109,996)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,267,313	38,859,161
Class C	24,760	221,389
Net asset value of shares issued in reinvestments
of distibutions to shareholders:
Class A	31,143	10,560
Class C	39	-
Redemption fee proceeds:
Class A	3,493	15,848
Class C	23	114
Payments for shares redeemed:
Class A	(3,592,265)	(808,004)
Class C	(10,000)	-
Net increase (decrease) in net assets from shares of beneficial interest	(2,275,494)	38,299,068

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,947,084)	40,157,169

NET ASSETS
Beginning of Period	40,157,169	-
End of Period *	$ 34,210,085	$ 40,157,169
* Includes accumulated net investment income of:	$ 48,837	$ -

(a) Biltmore Index Enhancing Fund commenced operations September 29, 2006.

See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

		For the
	For the	Period Ended
	Year Ended	July 31,
	July 31, 2008	2007 (a)
SHARE ACTIVITY
Class A:
Shares Sold	113,384	3,643,915
Shares Reinvested	2,685	978
Shares Redeemed	(326,587)	(72,410)
Net increase (decrease) in shares of beneficial interest outstanding	(210,518)	3,572,483

Class C:
Shares Sold	2,180	20,842
Shares Reinvested	3	-
Shares Redeemed	(1,008)	-
Net increase in shares of beneficial interest outstanding	1,175	20,842

(a) Biltmore Index Enhancing Fund commenced operations September 29, 2006.

See accompanying notes to financial statements.

Biltmore Momentum/Dynamic ETF Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
July 31,
2008 (a)
FROM OPERATIONS
Net investment income	$ 2,234
Net realized loss from security transactions	(230,877)
Net change in unrealized appreciation (depreciation) of investments	(50,919)
Net decrease in net assets resulting from operations	(279,562)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	8,015,761
Redemption fee proceeds:
Class A	3,042
Payments for shares redeemed:
Class A	(152,142)
Net increase in net assets from shares of beneficial interest	7,866,661

TOTAL INCREASE IN NET ASSETS	7,587,099

NET ASSETS
Beginning of Period	-
End of Period *	$ 7,587,099
* Includes accumulated net investment income of:	$ 9,297

SHARE ACTIVITY
Class A:
Shares Sold	800,542
Shares Reinvested	-
Shares Redeemed	(15,030)
Net increase in shares of beneficial interest outstanding	785,512

(a) Biltmore Momentum/Dynamic ETF Fund commenced operations January 22, 2008.

See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A Shares

	Year		Period
	Ended		Ended
	July 31,		July 31,
	2008		2007(1)
Net asset value,
beginning of period	$ 11.18		$ 10.00

Activity from investment operations:
Net investment income (2)	0.07		0.02
Net realized and unrealized
gain (loss) on investments	(1.07)		1.21
Total from investment operations	(1.00)		1.23

Paid-In Capital from Redemption Fees	0.00	(3)	0.01

Less distributions from:
Net investment income	(0.05)		(0.06)
Net realized gains	(0.02)		-
Total distributions	(0.07)		(0.06)

Net asset value, end of period	$ 10.11		$ 11.18

Total return (4)	(9.03)%		12.40%	(7)

Net assets, end of period (000s)	$ 33,989		$ 39,925

Ratio of gross expenses to average
net assets	1.59%		2.00%	(6)
Ratio of net expenses to average
net assets	1.70%	(5)	1.70%	(6)
Ratio of net investment income
to average net assets	0.61%		0.19%	(6)

Portfolio Turnover Rate	98%		7%	(7)

(1)	Class A shares of the Biltmore Index Enhancing Fund commenced operations on September 29, 2006.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share date for each period.
(3) Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed expenses from prior periods.
(6) Annualized for periods less than one year.
(7) Not annualized.

See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C Shares

	Year		Period
	Ended		Ended
	July 31,		July 31,
	2008		2007(1)
Net asset value,
beginning of period	$ 11.15		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.01)		(0.05)
Net realized and unrealized
gain (loss) on investments	(1.06)		1.24
Total from investment operations	(1.07)		1.19

Paid-In Capital from Redemption Fees	0.00	(3)	0.01

Less distributions from:
Net investment income	-		(0.05)
Net realized gains	(0.02)		-
Total distributions	(0.02)		(0.05)

Net asset value, end of period	$ 10.06		$ 11.15

Total return (4)	(9.60)%		12.01%	(7)

Net assets, end of period (000s)	$ 221		$ 232

Ratio of gross expenses to average
net assets	2.34%		2.75%	(6)
Ratio of net expenses to average
net assets	2.45%	(5)	2.45%	(6)
Ratio of net investment loss
to average net assets	(0.14)%		(0.48)%	(6)

Portfolio Turnover Rate	98%		7%	(7)

(1)	Class C shares of the Biltmore Index Enhancing Fund commenced operations on September 29, 2006.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share date for each period.
(3) Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed expenses from prior periods.
(6) Annualized for periods less than one year.
(7) Not annualized.

See accompanying notes to financial statements.

Biltmore Momentum/Dynamic ETF Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Class A Shares

	Period
	Ended
	July 31,
	2008(1)
Net asset value,
beginning of period	$ 10.00

Activity from investment operations:
Net investment income (2)	0.00	(3)
Net realized and unrealized
loss on investments	(0.34)
Total from investment operations	(0.34)

Paid-In Capital from Redemption Fees	0.00	(3)

Net asset value, end of period	$ 9.66

Total return (4)(9)	(3.40)%

Net assets, end of period (000s)	$ 7,587

Ratio of gross expenses to average
net assets (5)(6)	2.98%	(8)
Ratio of net expenses to average
net assets (6)	1.70%	(8)
Ratio of net investment income
to average net assets (7)	0.06%	(8)

Portfolio Turnover Rate (9)	76%

(1) Class A shares of the Biltmore Momentum/Dynamic ETF Fund commenced operations on January 22, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share date for the period.
(3) Amount represents less than $0.01 per share.
(4) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Does not include the expenses of other investment companies in which the Fund invests.
(7) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Annualized for periods less than one year.
(9) Not annualized.

See accompanying notes to financial statements.

Biltmore Investment Group

NOTES TO FINANCIAL STATEMENTS

July 31, 2008

1.

ORGANIZATION

The Biltmore Index Enhancing Fund (“BIEF”) and the Biltmore Momentum/Dynamic ETF Fund (“BMDEF”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies.   BIEF and BMDEF (the “Funds”) each have two distinct share classes; Class A and Class C. The Funds seek long-term growth of capital.

BIEF currently offers Class A and Class C shares while BMDEF currently offers only Class A shares.   Class A shares are offered at net asset value plus a maximum sales charge of 4.75%.   Class C shares are offered at net asset value plus a maximum sales charge of 1.00%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined.   Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price.   If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued daily at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Funds’ Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Biltmore Investment Group

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008

Various inputs are used in determining the value of the Fund’s investments relating to SFAS 157.   These inputs are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are summaries of the inputs used as of July 31, 2008 in valuing the Funds’ assets carried at fair value:

* Other financial instruments include futures, forwards and swap contracts.

* Other financial instruments include futures, forwards and swap contracts.

Biltmore Investment Group

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the financial statements of the Funds.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Biltmore Investment Group

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008

3.

INVESTMENT TRANSACTIONS

For the year ended July 31, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $37,612,865 and $40,985,596, respectively, for the Biltmore Index Enhancing Fund.   For the period ended July 31, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $12,652,665 and $5,577,573, respectively, for the Biltmore Momentum/Dynamic ETF Fund.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are supervised under the direction of the Board, which is responsible for the overall management of the Funds. Capital Group, Inc. serves as the Funds’ Investment Advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with each Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.80% of each Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2008, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed 1.70% and 2.45% per annum of each Fund’s average daily net assets for Class A and Class C shares, respectively.

Biltmore Investment Group

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and each Fund's Operating Expenses attributable to Class A and Class C shares are subsequently less than 1.70% and 2.45% of average daily net assets, respectively, the Advisor shall be entitled to reimbursement by each Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.70% and 2.45% of average daily net assets for Class A and Class C, respectively. If the Operating Expenses attributable to the Class A and Class C shares subsequently exceed 1.70% and 2.45% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.   As of July 31, 2008, the Advisor has $29,197 of waived expenses that may be recovered no later than July 31, 2010 for the Biltmore Index Enhancing Fund and $45,738 of waived expenses that may be recovered no later than July 31, 2011 for the Biltmore Dynamic/Momentum ETF Fund.   During the year ended July 31, 2008, the Advisor recaptured $41,466 in fees previously waived for the Biltmore Index Enhancing Fund.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of the average daily net assets attributable to Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Fund Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares.   The Distributor is an affiliate GFS.   On sales of BIEF’s Class A shares for the period ended July 31, 2008, the Distributor received $2,277 from front-end sales charges of which $357 was retained by the principal underwriter or other affiliated broker-dealers.   On sales of BIEF’s Class C shares for the year ended July 31, 2008, the Distributor received $240 from front-end sales charges, of which $52 was retained by the principal underwriter or other affiliated broker-dealers.  On sales of BMDEF’s Class A shares for the period ended July 31, 2008, the Distributor received $2,249 from front-end sales charges, of which $524 was retained by the principal underwriter or other affiliated broker-dealers.

Each Fund pays its pro rata share of a total fee of $7,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Biltmore Investment Group

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Funds pay GFS an asset-based fee in decreasing amounts as fund assets reach certain breakpoints. Each Fund is subject to a minimum annual fee. Each Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of each Fund for the previous month.

The Funds pay GFS a base annual fee of $24,000 and an additional $6,000 for each class above one, plus a basis point fee in decreasing amounts as fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Funds pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Funds’ Custody Agreement with Bank of New York (the “Custody Agreement”), each Fund’s pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. Each Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.   GFS’s share of such fees collected for the period ended July 31, 2008 was $4,655.   The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

Biltmore Investment Group

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended July 31, 2008, the Funds incurred expenses of $13,985 for compliance services pursuant to the Trust’s Agreement with NLCS.   Such fees would be included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended July 31, 2008, GemCom collected amounts totaling $5,148 for EDGAR and printing services performed.   Such fees would be included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

5.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 1 year. The redemption fee is paid directly to each Fund.  For the period ended July 31, 2008, BIEF assessed $3,516 in redemption fees and BMDEF assessed $3,042 in redemption fees.

Biltmore Investment Group

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008

6.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the Biltmore Index Enhancing Fund for the following periods was as follows:

	Fiscal Period Ended July 31, 2008	Fiscal Year Ended July 31, 2007
Ordinary Income	$176,816	$109,996
Net Long-Term Capital Gain	70,690	-
Total	$247,506	$109,996

As of July 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales.

Permanent book and tax differences, due to different book and tax treatment of distributions,    resulted in reclassification for the fiscal year ended July 31, 2008 as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Loss from Security Transactions
Biltmore Index Enhancing Fund	$(7,365)	$7,365
Biltmore Momentum/Dynamic ETF Fund	7,063	(7,063)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.   The Funds incurred and elected to defer such capital losses as follows:

Post October Losses
Biltmore Index Enhancing Fund	$3,991,530
Biltmore Momentum/Dynamic ETF Fund	237,940

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Biltmore Index Enhancing Fund

and Biltmore Momentum/Dynamic ETF Fund

We have audited the accompanying statement of assets and liabilities of Biltmore Index Enhancing Fund and Biltmore Momentum/Dynamic ETF Fund, each a series of shares of beneficial interest of the Northern Lights Fund Trust, including the portfolios of investments, as of July 31, 2008, the related statements of operations for the year or period then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2008 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Biltmore Index Enhancing Fund and Biltmore Momentum/Dynamic ETF Fund as of July 31, 2008, the results of their operations for the year or period then ended, and the changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

September 23, 2008

The Biltmore Index Enhancing Fund

EXPENSE EXAMPLES

July 31, 2008 (Unaudited)

As a shareholder of the Biltmore Index Enhancing Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Biltmore Index Enhancing Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 through July 31, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Biltmore Index Enhancing Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 2/1/08	Ending Account Value 7/31/08	Expenses Paid During Period 2/1/08 – 7/31/08	Expense Ratio During Period** 2/1/08 – 7/31/08
Class A	$1,000.00	$953.80	$8.26*	1.70%
Class C	1,000.00	950.00	11.88*	2.45

Hypothetical (5% return before expenses)	Beginning Account Value 2/1/08	Ending Account Value 7/31/08	Expenses Paid During Period 2/1/08 – 7/31/08	Expense Ratio During Period** 2/1/08 – 7/31/08
Class A	$1,000.00	$1,016.41	$8.52*	1.70%
Class C	1,000.00	1,012.68	12.26*	2.45

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

**Annualized.

The Biltmore Momentum/Dynamic ETF Fund

EXPENSE EXAMPLES (Continued)

July 31, 2008 (Unaudited)

As a shareholder of the Biltmore Momentum/Dynamic ETF Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Biltmore Momentum/Dynamic ETF Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 through July 31, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Biltmore Momentum/Dynamic ETF Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 2/1/08	Ending Account Value 7/31/08	Expenses Paid During Period 2/1/08 – 7/31/08	Expense Ratio During Period** 2/1/08 – 7/31/08
Class A	$1,000.00	$966.00	$8.31*	1.70%

Hypothetical (5% return before expenses)	Beginning Account Value 2/1/08	Ending Account Value 7/31/08	Expenses Paid During Period 2/1/08 – 7/31/08	Expense Ratio During Period** 2/1/08 – 7/31/08
Class A	$1,000.00	$1,016.41	$8.52*	1.70%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

**Annualized.

Biltmore Investment Group

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2008 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee
L. Merill Bryan*** Age: 64	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation	31	AdvisorOne Funds (5 portfolios)
Anthony J. Hertl Age: 58	Trustee Since 2005	Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Mr. Hertl is also a Certified Public Accountant.	31	AdvisorOne Funds (5 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. and Greenwich Advisors Trust
Gary W. Lanzen Age: 54	Trustee Since 2005	Chief Investment Officer (2006 – present), formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. (a financial services company)	31	AdvisorOne Funds (5 portfolios)
Mark H. Taylor Age 44	Trustee Since 2007	Professor (John P. Begley Endowed Chair in Accounting), Creighton University since 2002)	31	Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

Biltmore Investment Group

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2008 (Unaudited)

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Michael Miola**** Age: 55	Trustee Since 2005	Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC; Director of Constellation Trust Company.	31	AdvisorOne Funds (5 portfolios); Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 39	President Since June 2006

President and Manager, Gemini Fund Services, LLC (since 3/2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (3/2006 – 5/2008); Manager (since 3/2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 46	Secretary Since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC;  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

			N/A	N/A

Biltmore Investment Group

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2008 (Unaudited)

Interested Trustees and Officers (continued)

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 38	Treasurer Since June 2006

Executive Vice President and Director of Fund Administration, Gemini Fund Services, LLC (2008 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2008); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
Lynn Bowley 4020 So. 147th Street Omaha, NE 68137 Age: 49	Chief Compliance Officer Since June 2007	Compliance Officer of Northern Lights Compliance Services, LLC (01/07 – present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

*  The term of office for each Trustee and Officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

***From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Fund’s distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

**** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Biltmore Investment Group

SUPPLEMENTAL INFORMATION

July 31, 2008 (Unaudited)

FACTORS CONSIDERED BY INDEPENDENT TRUSTEES APPROVING THE ADVISORY AGREEMENT

In connection with a regular Board meeting held on March 17, 2008 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), considered the re-approval of an investment advisory agreement (the “Agreement”) between Capital Group Inc. (“Capital Group” or the “Adviser”) and the Trust, on behalf of The Biltmore Funds (“The Biltmore Funds ”or the “Fund”).  In considering the Agreement, the Board received materials specifically relating to the Agreement from the Adviser.  These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In its consideration of the re-approval of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its re-approval of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Advisers research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance, as well as other factors relating to its track record.  The Trustees discussed the exceptional performance of the Adviser since the Fund’s inception. The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser charges a 1.00% annual advisory fee based on the average net assets of the Fund.  The Trustees then discussed the active management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, next considered the expense ratio for the Fund, and expense ratios of a peer group of funds.  The Board reviewed the Adviser’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Fund.  The Trustees concluded that the Fund’s advisory fees and expense ratio were acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  It also considered the profits realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the current asset levels, they were satisfied that the Adviser’s level of profitability from its relationship to the Fund is not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that re-approval of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously re-approved the Agreement.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-722-1677 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-722-1677.

INVESTMENT ADVISOR

Capital Group, Inc.

410 North 44th, #1100

Phoenix, AZ  85018

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2008 - $ 27,000

2007 - $ 13,000

(b)

Audit-Related Fees

2008 - None

2007 - None

(c)

Tax Fees

2008 – $  4,000

2007 – $  2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2008 - None

2007 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2008

     2007

Audit-Related Fees:

0.00%

    0.00%

Tax Fees:

0.00%

    0.00%

All Other Fees:

0.00%

    0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2008 - $ 4,000

2007 - $ 2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/7/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/7/08

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/7/08